Putnam Growth Opportunities Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Growth Opportunities Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Putnam Growth Opportunities Fund Class T
Management fees	0.45%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%	[2]
Total annual fund operating expenses	1.02%
[1]	Management fees reflect a performance adjustment. Reflects amendment to management contract effective October 24, 2016. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the Russell 1000 Growth Index. For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.554%.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Growth Opportunities Fund | Class T | USD ($)	351	567	799	1,467

Putnam Research Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Research Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Putnam Research Fund Class T
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%	[1]
Total annual fund operating expenses	1.17%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Research Fund | Class T | USD ($)	366	612	878	1,635